Expense Example	Sep. 30, 2025 USD ($)
AQR Large Cap Multi-Style Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 80
Expense Example, with Redemption, 3 Years	249
Expense Example, with Redemption, 5 Years	433
Expense Example, with Redemption, 10 Years	966
AQR Large Cap Multi-Style Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	281
Expense Example, with Redemption, 5 Years	488
Expense Example, with Redemption, 10 Years	1,084
AQR Large Cap Multi-Style Fund | Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	120
Expense Example, with Redemption, 3 Years	375
Expense Example, with Redemption, 5 Years	649
Expense Example, with Redemption, 10 Years	1,432
AQR Small Cap Multi-Style Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	262
Expense Example, with Redemption, 5 Years	463
Expense Example, with Redemption, 10 Years	1,041
AQR Small Cap Multi-Style Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	300
Expense Example, with Redemption, 5 Years	520
Expense Example, with Redemption, 10 Years	1,155
AQR Small Cap Multi-Style Fund | Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	122
Expense Example, with Redemption, 3 Years	388
Expense Example, with Redemption, 5 Years	678
Expense Example, with Redemption, 10 Years	1,503
AQR International Multi-Style Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	127
Expense Example, with Redemption, 3 Years	399
Expense Example, with Redemption, 5 Years	694
Expense Example, with Redemption, 10 Years	1,531
AQR International Multi-Style Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	139
Expense Example, with Redemption, 3 Years	434
Expense Example, with Redemption, 5 Years	750
Expense Example, with Redemption, 10 Years	1,646
AQR International Multi-Style Fund | Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	168
Expense Example, with Redemption, 3 Years	523
Expense Example, with Redemption, 5 Years	904
Expense Example, with Redemption, 10 Years	$ 1,973